DERIVATIVES AND HEDGING	12 Months Ended
Mar. 31, 2015
DERIVATIVES AND HEDGING
DERIVATIVES AND HEDGING

12. DERIVATIVES AND HEDGING

Kyocera’s activities are exposed to varieties of market risks, including the effects of changes in foreign currency exchange rates, interest rates and stock prices. Approximately 58% of Kyocera’s net sales are generated from overseas customers, which exposes Kyocera to foreign currency exchange rates fluctuations. These financial exposures to market risks are monitored and managed by Kyocera as an integral part of its overall risk management program. Kyocera’s risk management program focuses on the unpredictability of financial markets and seeks to reduce the potentially adverse effects that the volatility of these markets may have on its operating results.

Kyocera maintains a foreign currency risk management strategy that uses derivative financial instruments, such as foreign currency forward contracts to minimize the volatility in its cash flows caused by changes in foreign currency exchange rates. Movements in foreign currency exchange rates pose a risk to Kyocera’s operations and competitive position, since exchange rates changes may affect the profitability, cash flows, and business and/or pricing strategies of non Japan-based competitors. These movements affect cross-border transactions that involve, but not limited to, direct export sales made in foreign currencies and raw material purchases incurred in foreign currencies.

Kyocera maintains an interest rate risk management strategy that uses derivative financial instruments, such as interest rate swaps to minimize significant, unanticipated cash flow fluctuations caused by interest rate volatility.

By using derivative financial instruments to hedge exposures to changes in exchange rates and interest rates, Kyocera became exposed to credit risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contracts. When the fair value of a derivative contract is positive, the counterparty owes Kyocera, which creates repayment risk for Kyocera. When the fair value of a derivative contract is negative, Kyocera owes the counterparty and, therefore, it does not possess repayment risk. Kyocera minimizes the credit (or repayment) risk in derivative financial instruments by (a) entering into transactions with creditworthy counterparties, (b) limiting the amount of exposure to each counterparty, and (c) monitoring the financial condition of its counterparties.

Kyocera does not hold or issue such derivative financial instruments for trading purposes.

Cash Flow Hedges:

Kyocera uses certain foreign currency forward contracts with terms normally lasting for less than four months designated as cash flow hedges to protect against foreign currency exchange rate risks inherent in its forecasted transactions related to purchase commitments and sales. Kyocera also uses interest rate swaps mainly to convert a portion of its variable rates debt to fixed rates debt.

Other Derivatives:

Kyocera’s main direct foreign export sales and some import purchases are denominated in the customers’ and suppliers’ transaction currencies, principally the U.S. dollar and the Euro. Kyocera purchases foreign currency forward contracts to protect against the adverse effects that exchange rate fluctuations may have on foreign-currency-denominated trade receivables and payables. The gains and losses on both the derivatives and the foreign-currency-denominated trade receivables and payables are recorded as foreign currency transaction gains, net in the consolidated statement of income. Kyocera does not adopt hedge accounting for such derivatives.

The aggregate contractual amounts of derivative financial instruments at March 31, 2014 and 2015 are as follows:

	March 31,
	2014	2015
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥14,277	¥12,797
Interest rate swaps	89	––

Total	14,366	12,797
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	162,171	182,761

Total derivatives	¥176,537	¥195,558

The fair value and location of derivative financial instruments in the consolidated balance sheets at March 31, 2014 and 2015 are as follows:

		March 31,
	Location	2014	2015
		(Yen in millions)
Derivative assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥56	¥131

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	356	3,927

Total derivative assets		¥412	¥4,058

Derivative liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥34	¥104
Interest rate swaps	Other current liabilities	13	––

Total		47	104

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	2,357	2,829

Total derivative liabilities		¥2,404	¥2,933

The amounts of derivative financial instruments included in comprehensive income and the locations in the consolidated statements of income for the years ended March 31, 2013, 2014 and 2015 are as follows:

Derivatives designated as cash flow hedge:

Gains (losses) recognized in net unrealized gains (losses) on derivative financial instruments

	Years ended March 31,
Type of derivatives	2013	2014	2015
	(Yen in millions)
Foreign currency forward contracts	¥23	¥64	¥3
Interest rate swaps	(21)	(256)	(115)

Total	¥2	¥(192)	¥(112)

Gains (losses) recognized in income, which are reclassified from net unrealized gains (losses) on derivative financial instruments (effective portion)

		Years ended March 31,
Type of derivatives	Location	2013	2014	2015
		(Yen in millions)
Foreign currency forward contracts	Net sales	¥97	¥29	¥660
Foreign currency forward contracts	Cost of sales	(248)	(292)	(854)
Interest rate swaps	Interest expense	24	––	––
Interest rate swaps	Other, net	––	(28)	(60)

Total		¥(127)	¥(291)	¥(254)

Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)

		Years ended March 31,
Type of derivatives	Location	2013	2014	2015
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥(21)	¥(5)	¥13

Derivatives not designated as hedging instruments:

Gains (losses) recognized in income

		Years ended March 31,
Type of derivatives	Location	2013	2014	2015
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥(3,630)	¥6,189	¥3,099